Other assets and prepaid expenses - Summary of Other Current Assets and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Tax credits	$ 37,608	$ 26,660
Prepaid expenses and advance to suppliers	9,293	14,504
Seller indemnification	2,409	4,216
Others	2,977	1,241
Total other current assets and prepaid expenses	$ 52,287	$ 46,621